Audit fees	12 Months Ended
Dec. 31, 2017
Additional information [abstract]
Audit fees
Audit fees
The audit fees for the Group amounted to USD 0.9 million (2016: USD 1.0 million and 2015: USD 0.7 million). During the year the statutory auditor and persons professionally related to him performed additional audit related services amounting to USD 0.0 million (2016: USD 0.0 million and 2015: USD 0.2 million) and tax services for fees of USD 0.0 million (2016: USD 0.0 million and 2015: 0.0 million). The 2015 audit related services mainly related to the Group's series of capital transactions, including the Group's US listing.